Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
Disclosure of detailed information about revenue [Table Text Block]
	December 31, 2025	December 31, 2024
	$	$
Gold revenue at spot prices	447,030	230,808
By‐product silver revenue	737	531
Revenue	447,767	231,339
Realized loss on gold hedges (note 28(b))	(44,771)	(9,515)
Realized revenue	402,996	221,824
Unrealized loss on gold hedges (notes 26 & 28(b))	(74,553)	(13,606)
Net revenue	328,443	208,218